Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Tax expense	$ 14	$ 8